Condensed Statement of Cash Flows - USD ($)	3 Months Ended	4 Months Ended	6 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Jun. 30, 2021	Jun. 30, 2020	Sep. 30, 2020	Dec. 31, 2020
Cash Flows from Operating Activities:
Net income (loss)	$ 8,986,375	$ (22,966)	$ 9,895,145	$ 10,432,870	$ (814,819)	$ (10,506,796)
Adjustments to reconcile net income to net cash used in operating activities:
Interest earned on investment held in Trust Account			(13,780)	(474,758)
Realized gain from sale of marketable securities				(1,357,111)
Realized gain and interest earned on investment held in Trust Account						(1,845,876)
Excess of the fair value of private placement warrants over cash received	2,932,800			2,932,800	2,932,800	2,932,800
Warrant issuance costs	1,044,453			1,044,453	1,044,453	1,044,453
Unrealized gain/loss on fair value changes of warrants	(11,249,200)		(13,644,800)	(12,792,000)	(1,705,600)	7,813,200
Changes in current assets and current liabilities:
Prepaid assets			(231,514)	(86,835)		(16,589)
Accounts payable and accrued expense			2,810,530	79,905		28,509
Due to related parties		22,966	329,435	25,795		10,080
Net cash used in operating activities		0	(854,984)	(194,881)		(540,219)
Cash Flows from Investing Activities:
Purchase of investment held in Trust Account				(553,609,410)		(276,000,000)
Proceeds from sale of investment held in Trust Account				277,609,410
Net cash used in investing activities				(276,000,000)		(276,000,000)
Cash Flows from Financing Activities:
Proceeds from Initial Public Offering, net of underwriters' fees			276,000,000	276,000,000		276,000,000
Proceeds from private placement				7,520,000		7,520,000
Repayment of Sponsor loan		300,000		(300,000)		(300,000)
Payments of offering costs			0	(5,996,390)		(5,998,175)
Net cash provided by financing activities		300,000	0	277,226,985		277,221,825
Net Change in Cash		300,000	(854,984)	1,056,604		681,606
Cash – Beginning	$ 300,000		981,606	300,000	$ 300,000	300,000
Cash – Ending		300,000	126,622	1,356,604		981,606
Supplemental Disclosure of Non-cash Financing Activities:
Deferred underwriting commissions charged to additional paid in capital			0	9,660,000		9,660,000
Deferred offering costs paid by sponsor in exchange for founder shares		25,000
Original value of Class A ordinary shares subject to possible redemption				234,052,236		234,052,236
Change in value of Class A ordinary shares subject to possible redemption			$ 9,895,140	14,367,403		(6,572,606)
Initial classification of warrant liability				25,874,000		$ 28,806,800
Increase in due to related party for deferred offering costs		$ 62,885
Increase in accounts payable for deferred offering costs				$ 1,785